Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, except for as disclosed in Note 1 and Note 8, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, except for the Merger Agreement as disclosed in Note 1, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 17, 2022, the Company entered into an agreement with a broker-dealer (the “Broker-Dealer”) for services such as providing the Company with capital markets advisory services with regard to a forward purchase agreement, convertible private investment in public equity (“PIPE”), secured credit facility, and any other capital structure topics in connection with a Business Combination, pursuant to which the Company will pay the Broker-Dealer a fee of $250,000 contingent upon the consummation of the Business Combination.

On March 18, 2022, the Company held its 2022 Annual Meeting of Stockholders for the purpose of approving: (i) a proposal to approve an amendment to the Company’s Amended and Restated Certificate of Incorporation to (i) extend the date by which the Company has to consummate a Business Combination for three months, from March 28, 2022 (the “Original Termination Date”) to June 28, 2022 (the “Extended Date”), and (ii) allow the Company, without another stockholder vote, to elect to extend the date to consummate a Business Combination on a monthly basis for up to six times by an additional one month each time after the Extended Date, upon five days’ advance notice prior to the applicable deadline, for a total of up to nine months after the Original Termination Date, unless the closing of the proposed Business Combination with Suneva Medical, Inc. or any potential alternative initial Business Combination shall have occurred (the “Extension Proposal”); (ii) a proposal to re-elect five current directors to the Company’s Board of Directors (the “Director Election Proposal”); and (iii) a proposal to ratify the appointment of Marcum LLP as the Company’s independent registered certified public accountants for fiscal year 2021 (the “Auditor Ratification Proposal”). Stockholders voted to approve the Extension Proposal, Director Election Proposal and Auditor Ratification Proposal.

On March 18, 2022, stockholders elected to redeem 15,092,126 shares of the Company’s common stock, resulting in redemption payments out of the Trust Account totaling approximately $152,451,819. Subsequent to the redemptions, 5,032,874 shares of common stock remained in the Trust Account.

On March 21, 2022, the Company entered into subscription agreements with several lenders for a loan of up to $4,000,000, in the aggregate (the “Subscription Agreements”). Pursuant to the Subscription Agreement, the Company issued a series of unsecured senior promissory notes in the aggregate principal amount of up to $4,000,000 (the “Notes”) to the subscribers. The subscribers for the Notes are affiliated with the Company’s Sponsor, Viveon Health LLC.

The Notes do not bear interest and mature upon the earlier of (i) the closing of the Company’s initial Business Combination, and (ii) December 31, 2022 (the “Maturity Date”). The Notes provide for a credit line up to the maximum amount of $4,000,000. The Company will not have the right to re-borrow any portion of any loans made under the Notes once repaid. A commitment fee in the amount of $400,000, equal to 10% of the maximum principal amount of the Note, shall be paid to the subscribers, on a pro rata basis, by the Company promptly following the initial funding. In the event that the Company does not consummate a Business Combination by the Maturity Date, the Notes will be repaid only from amounts remaining outside of the Trust Account, if any.

Pursuant to the terms of the Subscription Agreements, the subscribers shall receive warrants to purchase one share of Company common stock for every $2.00 of the funded principal amount of the Notes up to 2,000,000 shares of the Company common stock, in the aggregate, at an exercise price of $11.50 per share, subject to adjustment (the “Subscription Warrants”). The Subscription Warrant term commences on the Exercise Date (as hereinafter defined) for a period of 49 months. The Subscription Warrants are exercisable commencing on the date of the initial Business Combination (the “Exercise Date”) and have a cashless exercise feature that is available at any time on or after the Exercise Date. Commencing on the date 13 months following the Exercise Date, the subscribers have the right, but not the obligation, to put the Subscription Warrants to the Company at a purchase price of $5.00 for each share into which such warrants are convertible. The Company has agreed to file, within thirty (30) calendar days after the consummation of an initial Business Combination, a registration statement with the Securities and Exchange Commission to register for resale the shares of common stock underlying the Subscription Warrants.

On March 21, 2022, an initial amount of $2,700,000 was drawn down from the Notes. $720,000 of the loan proceeds was deposited into the Company’s Trust Account in connection with extending the Business Combination completion window from March 28, 2022 until the Extended Date. After the Extended Date, if the Company elects to continue to extend such date until December 28, 2022 (the “Final Extension Date”), the Company shall make a monthly deposit of $240,000 into the trust account each month for each monthly period, or portion thereof, until the Final Extension Date.

The entry into the Subscription Agreement and the terms of the Notes and Warrants was approved by the Audit Committee of the Board of Directors of the Company at a meeting held on March 21, 2022.

On March 23, 2022, the Company filed an amendment to its Amended and Restated Certificate of Incorporation with the Delaware Secretary of State (the “Amendment”) The Amendment (i) extends the date by which the Company has to consummate a Business Combination for three months, from the Original Termination Date to the Extended Date and (ii) allows the Company, without another stockholder vote, to elect to extend the date to consummate a Business Combination on a monthly basis for up to six times by an additional one month each time after the Extended Date, upon five days’ advance notice and the deposit of $240,000 prior to the applicable deadline, for a total of up to nine months after the Original Termination Date, unless the closing of the proposed Business Combination with Suneva Medical, Inc. or any potential alternative initial Business Combination shall have occurred. As disclosed in the Current Report on Form 8-K filed on March 18, 2022, the Amendment was approved by the Company’s stockholders at its Annual Meeting of Stockholders held on March 18, 2022.